CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
REVENUES
Service	$ 932,140	$ 704,489	$ 2,197,683	$ 1,988,584
Rent and interest	32,902	25,565	99,251	93,398
Product Sales	14,949	80,326	235,767	122,452
Total revenues	979,991	810,380	2,532,701	2,204,434
COSTS AND EXPENSES
Cost of service revenues	752,154	564,687	1,757,241	1,547,474
Cost of goods sold	32,459	68,992	240,577	112,649
Selling, general and administrative	657,532	409,403	1,976,244	1,146,022
Share-based expense	839,322	872,217	2,995,251	1,974,191
Professional fees	126,303	95,520	454,591	276,706
Depreciation and amortization	39,885	97,988	88,788	292,329
Total costs and expenses	2,447,655	2,108,807	7,512,692	5,349,371
OPERATING LOSS	(1,467,664)	(1,298,427)	(4,979,991)	(3,144,937)
OTHER (INCOME) EXPENSE
Amortization of debt discount	284,900	111,837	1,134,432	327,455
Interest expense	81,563	5,276,550	240,380	5,381,125
Loss on extinguishment of debt		1,728,280		2,086,280
(Gain) loss on derivative warrant liability	(2,421,000)	6,032,000	(10,580,000)	6,032,000
Total other (income) expense, net	(2,054,537)	13,148,667	(9,205,188)	13,826,860
NET INCOME (LOSS)	$ 586,873	$ (14,447,094)	$ 4,225,197	$ (16,971,797)
Net income (loss) per share:
Basic (in Dollars per share)	$ 0.03	$ (0.93)	$ 0.21	$ (1.11)
Diluted (in Dollars per share)	$ (0.06)	$ (0.93)	$ (0.21)	$ (1.11)
Weighted average number of common shares outstanding:
Basic (in Shares)	20,654,502	15,495,421	19,883,329	15,270,968
Diluted (in Shares)	29,186,775	15,495,421	29,624,188	15,270,968